COMMON STOCK (Details Narrative) CAD / shares in Units, $ / shares in Units, CAD in Thousands, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 19, 2016 USD ($) $ / shares shares	Feb. 28, 2017 CAD CAD / shares shares	Feb. 14, 2017 CAD shares	Mar. 31, 2017 USD ($) shares	Jun. 30, 2016 USD ($) shares	Mar. 31, 2017 CAD / shares	Feb. 14, 2017 $ / shares	Jun. 30, 2016 CAD / shares
Risk free interest rate					1.25%
Volatility					88.63%
Expected life					2 years 6 months
Number of outstanding				17,025,000	11,465,000
Broker Warrant [Member]
Plan award term		3 years
Number of units issued		78,342
Risk free interest rate		0.75%
Volatility		81.27%
Expected life		3 years
Warrant [Member]
Number of warrants granted		7,364,789
Warrant [Member] | Secured Convertible Security [Member] | Lind Partners Asset Management IV, LLC [Member]
Number of outstanding				890,670
Tranche One [Member] | Warrant [Member] | Lind Partners Asset Management IV, LLC [Member]
Risk free interest rate				1.30%
Volatility				81.00%
Expected life				3 years
Non-Brokered Private Placement [Member]
Number of units issued	9,074,835
Unit price (in dollars per unit) | $ / shares	$ 0.57
Gross proceeds from units issued | $	$ 3,750
Non-Brokered Private Placement [Member] | Broker Warrant [Member]
Risk free interest rate	0.75%
Volatility	100.13%
Expected life	3 years
Non-Brokered Private Placement [Member] | Tranche One [Member]
Number of units issued			3,860,800
Description of units

Each Unit consists of one Common Share and one transferable Common Share purchase warrant (each whole such warrant a "Warrant"), with each Warrant entitling the holder thereof to acquire one additional Common Share at a price of C$0.85 for a period of 36 months from their date of issuance.

Non-Brokered Private Placement [Member] | Tranche Two [Member]
Number of units issued		3,503,989
Description of units

Each Final Closing Unit consists of one Common Share and one transferable Common Share purchase warrant (a "Warrant"), with each Warrant entitling the holder thereof to acquire one additional Common Share at a price of C$0.85 for a period of three years from Unit issuance.

Non-Brokered Private Placement [Member] | Tranche Two, Dated on February 21, 2017 [Member]
Number of units issued		2,964,682
Non-Brokered Private Placement [Member] | Tranche Two, Dated on February 28, 2017 [Member]
Number of units issued		539,307
Canada | Broker Warrant [Member]
Unit price (in dollars per unit) | CAD / shares		CAD 26
Canada | Non-Brokered Private Placement [Member] | Tranche One [Member]
Unit price (in dollars per unit) | $ / shares							$ 0.70
Gross proceeds from units issued | CAD			CAD 2,700
Canada | Non-Brokered Private Placement [Member] | Tranche Two [Member]
Unit price (in dollars per unit) | CAD / shares		CAD 0.70
Gross proceeds from units issued | CAD		CAD 2,500
Cash commissions paid | CAD		CAD 88
Stock Option Plan [Member]
Percentage of maximum outstanding stock issued under plan				10.00%	10.00%
Plan award term				10 years	5 years
Number of vested and exercisable options				5,626,250	5,390,000
Total intrinsic value options exercised | $					$ 322
Unrecognized compensation cost | $				$ 1,436	$ 328
Cost recognized weighted average period				1 year 4 months 24 days	1 year
Stock Option Plan [Member] | Canada
Share price (in dollars per share) | CAD / shares						CAD 0.74		CAD 0.86